Taxes Payable (Details) - Schedule of Taxes Payable - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Taxes Payable [Abstract]
VAT payable	$ 416,679	$ 353,887
Income tax payable	627,958	672,245
Other tax payable	75,163	55,999
Total	$ 1,119,800	$ 1,082,131